Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

SCHEDULE OF DELINQUENT CONTRIBUTIONS
Form 5500, Schedule H, Line 4a

KeyCorp
401(k) Savings Plan

EIN 34-6542451
Plan Number 002

December 31, 2025

Participant contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included ☐	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
12/31/2025	$—	$—	$—	$285,111